PROPERTY, PLANT AND EQUIPMENT AND OPERATING LEASES - Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Operating cash flows used for operating leases	$ 682	$ 719	$ 711
Right-of-use assets obtained in exchange for new lease liabilities	$ 447	$ 513	$ 436
Weighted-average remaining lease term	5 years 8 months 12 days	7 years 6 months	6 years 10 months 24 days
Weighted-average discount rate	3.40%	4.20%	4.70%